As filed with the Securities and Exchange Commission on July 28, 2020

1933 Act Registration No. 033-02659

1940 Act Registration No. 811-04556

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 286	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 287

(Check appropriate box or boxes.)

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Erin D. Nelson, Esq.,

1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 31, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA FUNDS

Explanatory Note

This Post-Effective Amendment No. 286 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 31, 2020, the effectiveness of the Registration Statement for Transamerica Funds, filed in Post-Effective Amendment No. 282 on April 17, 2020 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of this Registration Statement for Transamerica Funds was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
285	June 29, 2020	July 29, 2020

This Post-Effective Amendment No.  286 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 282.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 286 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 28th day of July, 2020.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 286 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit Marijn P. Smit	Trustee, President and Chief Executive Officer	July 28, 2020

	/s/ Sandra N. Bane Sandra N. Bane*	Trustee	July 28, 2020

	/s/ Leo J. Hill Leo J. Hill*	Trustee	July 28, 2020

	/s/ David W. Jennings David W. Jennings*	Trustee	July 28, 2020

	/s/ Fredric A. Nelson III Fredric A. Nelson III*	Trustee	July 28, 2020

	/s/ John E. Pelletier John E. Pelletier*	Trustee	July 28, 2020

	/s/ Patricia L. Sawyer Patricia L. Sawyer*	Trustee	July 28, 2020

	/s/ John W. Waechter John W. Waechter*	Trustee	July 28, 2020

	/s/ Alan F. Warrick Alan F. Warrick*	Trustee	July 28, 2020

	/s/ Vincent J. Toner Vincent J. Toner	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer	July 28, 2020

*By:	/s/ Rhonda A. Mills	Assistant General Counsel, Assistant Secretary	July 28, 2020
Rhonda A. Mills**

**	Attorney-in-fact pursuant to power of attorney previously filed.